Loss Before Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Earnings (loss) before income taxes	$ (1,608,142)	$ (1,043,215)	$ (604,813)
PRC
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Earnings (loss) before income taxes	(1,423,575)	(776,361)	(540,245)
UNITED STATES
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Earnings (loss) before income taxes	(33,878)	(23,904)	(1,318)
Other Foreign Country
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Earnings (loss) before income taxes	$ (150,689)	$ (242,950)	$ (63,250)